Earnings Per Share - Antidilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities	0	0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities			7,300,000
Antidilutive Securities Due to Net Loss Position
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities			1,900,000